Note 39 - Defined Contribution Plan	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
39	Defined Contribution Plan

Under the terms of the Mining Industry Pension Fund (“Fund”) in Zimbabwe, eligible employees contribute a fixed percentage of their eligible earnings to the Fund. Blanket Mine makes a matching contribution plus an inflation levy as a fixed percentage of eligible earnings of these employees. The total contribution by Blanket Mine for the year ended
December 31, 2020
was
$796
(
2019:
$506,
2018:
$619
).